Regulatory matters - Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 450,474	$ 441,526
Less: current regulatory assets		(59,037)	(66,567)
Non-current regulatory assets		391,437	374,959
Total regulatory liabilities		578,592	576,124
Less: current regulatory liabilities		(39,005)	(37,687)
Non-current regulatory liabilities		539,587	538,437
Reduction of regulatory asset	$ 15,586		327,947
Increase of regulatory liability			327,947
Taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities		323,384	321,138
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities		193,564	184,188
Rate-base offset
Regulatory Liabilities [Line Items]
Total regulatory liabilities		10,900	13,214
Fuel and commodity costs adjustment
Regulatory Liabilities [Line Items]
Total regulatory liabilities		23,517	23,543
Deferred compensation received in relation to lost production
Regulatory Liabilities [Line Items]
Total regulatory liabilities		6,897	9,398
Deferred construction costs - fuel related
Regulatory Liabilities [Line Items]
Total regulatory liabilities		7,258	7,418
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities		877	10,082
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities		$ 12,195	7,143
Rate adjustment
Regulatory Liabilities [Line Items]
Collection period for services rendered		24 months
Minimum | Rate-base offset
Regulatory Liabilities [Line Items]
Amortization period for regulatory liability		10 years
Maximum | Rate-base offset
Regulatory Liabilities [Line Items]
Amortization period for regulatory liability		16 years
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 82,295	82,711
Regulatory assets recovery period		7 years
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 125,959	105,712
Regulatory asset approved not yet being recovered, average recovery term		10 years
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 48,847	57,406
Fuel and commodity costs adjustment
Regulatory Liabilities [Line Items]
Total regulatory assets		26,310	34,525
Rate adjustment
Regulatory Liabilities [Line Items]
Total regulatory assets		36,484	35,813
Clean Energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets		22,269	20,582
Deferred construction costs - fuel related
Regulatory Liabilities [Line Items]
Total regulatory assets		13,986	14,344
Asset retirement
Regulatory Liabilities [Line Items]
Total regulatory assets		21,048	16,080
Taxes
Regulatory Liabilities [Line Items]
Total regulatory assets		34,822	36,546
Rate case costs
Regulatory Liabilities [Line Items]
Total regulatory assets		7,990	9,295
Other
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 30,464	$ 28,512